Specific Items - Summary of Specific Items (Detail) - GBP (£)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue
Total revenue		£ (22,905,000,000)	£ (23,428,000,000)	£ (23,723,000,000)
Operating costs
Total operating costs		19,622,000,000	20,007,000,000	20,342,000,000
Operating loss		(3,283,000,000)	(3,421,000,000)	(3,381,000,000)
Net finance expense
Net finance expense before specific items		897,000,000	756,000,000	764,000,000
Net specific items charge before tax		(2,353,000,000)	(2,666,000,000)	(2,616,000,000)
Taxation
Total taxation		619,000,000	507,000,000	584,000,000
Net specific items charge after tax		(1,734,000,000)	(2,159,000,000)	(2,032,000,000)
Specific Items
Revenue
Retrospective regulatory matters		(81,000,000)	31,000,000	23,000,000
Total revenue	[1]	(81,000,000)	31,000,000	23,000,000
Operating costs
Restructuring charges		322,000,000	386,000,000	287,000,000
Divestment-related items		199,000,000	5,000,000	(1,000,000)
Covid-19		95,000,000
Property rationalisation		(131,000,000)	36,000,000	28,000,000
Spectrum annual licence fee refund		(82,000,000)	0	0
Retrospective regulatory matters		9,000,000	(4,000,000)	26,000,000
Italian business investigation		2,000,000	(55,000,000)	22,000,000
Provision for claims		(5,000,000)	0	0
Pension equalisation costs		0	26,000,000	0
EE acquisition warranty claims		0	0	225,000,000
Total operating costs	[1]	409,000,000	394,000,000	587,000,000
Operating loss	[1]	328,000,000	425,000,000	610,000,000
Net finance expense
Interest expense on retirement benefit obligation		145,000,000	139,000,000	218,000,000
Interest on spectrum annual license fee refund		(5,000,000)	0	0
Net finance expense before specific items	[1]	140,000,000	139,000,000	218,000,000
Associates and joint ventures		39,000,000	0	0
Net specific items charge before tax	[1]	507,000,000	564,000,000	828,000,000
Taxation
Tax credit on specific items above		(73,000,000)	(112,000,000)	(87,000,000)
Tax charge on re-measurement of deferred tax		156,000,000	0	0
Total taxation	[1]	83,000,000	(112,000,000)	(87,000,000)
Net specific items charge after tax	[1]	£ 590,000,000	£ 452,000,000	£ 741,000,000

[1]	For a definition of specific items, see page 204. An analysis of specific items is provided in note 9.